Prepaid Expenses and Other Current Assets (Details)	Dec. 31, 2020 USD ($)	Jan. 13, 2020 USD ($)	Jan. 13, 2020 CNY (¥)
Prepaid Expenses And Current Assets [Abstract]
Receivable from an unrelated third party	$ 800,000
Loans and Leases Receivable, Gross, Carrying Amount, Covered		$ 153,193	¥ 1,000,000
Loan due date		Jan. 13, 2021	Jan. 13, 2021
Loan rate per annum		4.50%	4.50%